Earnings Per Common Share (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income attributable to Pangaea Logistics Solutions Ltd.	$ 7,599,929	$ 6,593,285		$ (12,128,449)	$ 15,452,369
Less: dividends declared on convertible redeemable preferred stock	0	(1,782,277)		(6,303,747)	(6,288,456)
Less: allocation of earnings to preferred shareholders	0	(2,535,149)
Less: modification of conversion price				0	0
Less: beneficial conversion				(11,776,661)	(8,959,421)	[1]
Less: settlement of accrued dividends				0	(45,843)
Less: settlement of notes				0	(1,429,217)
Less: fair value adjustment				0	(7,517,915)
Total earnings allocated to common stock	$ 7,599,929	$ 2,275,859		$ (30,208,857)	$ (8,788,483)
Denominator:
Weighted-average number of shares of common stock outstanding	34,756,980	13,421,955	[2]	18,726,308	13,421,955
Basic and Diluted EPS - common stock	$ 0.22	$ 0.17		$ (1.61)	$ (0.65)

[1]	The full value of the beneficial conversion adjustment to net income for purposes of calculating EPS is $8,959,421, however retained earnings are reduced by $4,927,423, with the remaining amount as an offset to the increase in additional paid-in capital.
[2]	Bulk Partners historical weighted average number of shares outstanding multiplied by the exchange ratio established in the Merger Agreement.